Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Non-controlling interests
Schedule of subsidiary of Equity - Non-controlling interests

	12/31/2020	12/31/2021

Equity as of balance-sheet date attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	23	37
Other	14	11
	37	48
Profit for the year attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	—	—

Schedule of changes in Non-controlling interests

	2020	2021

Beginning balance	40	37
Profit for the year attributable to non-controlling interests	—	—
Other	(3)	11
Balance at year-end	37	48